Chase Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Asset Management - 2.7%
Ares Management Corp. - Class A	13,810	$2,444,784

Biotechnology - 1.2%
Vertex Pharmaceuticals, Inc. (a)	2,648	1,066,350

Brokerage - 5.1%
Houlihan Lokey, Inc. – Class A	16,055	2,788,111
Stifel Financial Corp.	16,959	1,799,011
		4,587,122

Computer - Networking - 3.8%
Arista Networks, Inc. (a)	11,928	1,318,402
F5, Inc. (a)	8,458	2,126,933
		3,445,335

Computer Hardware - 5.0%
Apple, Inc.	18,072	4,525,590

Computer Software - 13.8%
Gen Digital, Inc.	96,248	2,635,270
Microsoft Corp.	9,886	4,166,949
Oracle Corp.	10,130	1,688,063
Q2 Holdings, Inc. (a)	23,904	2,405,938
SAP SE - ADR	6,582	1,620,554
		12,516,774

Containers - 1.2%
Silgan Holdings, Inc.	21,475	1,117,774

Electrical Equipment - 4.5%
Generac Holdings, Inc. (a)	10,731	1,663,842
Vertiv Holdings Co. - Class A	21,428	2,434,435
		4,098,277

Engineering/Construction - 1.7%
Quanta Services, Inc.	4,930	1,558,127

Finance/Banks - 6.1%
Bank of New York Mellon Corp.	37,503	2,881,356
Goldman Sachs Group, Inc.	4,681	2,680,434
		5,561,790

Financial Services - Diversified - 2.4%
Berkshire Hathaway, Inc. - Class B (a)	4,819	2,184,356

Food - 3.2%
Performance Food Group Co. (a)	16,651	1,407,842
US Foods Holding Corp. (a)	21,466	1,448,096
		2,855,938

Health Care Services - 2.2%
DaVita, Inc. (a)	13,479	2,015,784

Hotel/Motel - 1.6%
Hilton Worldwide Holdings, Inc.	5,794	1,432,045

Insurance - Property/Casualty/Title - 1.3%
Arch Capital Group Ltd.	12,446	1,149,388

Internet Retail - 10.1%
Amazon.com, Inc. (a)	19,185	4,208,997
Booking Holdings, Inc.	478	2,374,905
eBay, Inc.	40,764	2,525,330
		9,109,232

Internet Software & Services - 10.6%
Alphabet, Inc. - Class A	18,673	3,534,799
Meta Platforms, Inc. - Class A	6,450	3,776,539
Pinterest, Inc. - Class A (a)	80,097	2,322,813
		9,634,151

Machinery - 2.8%
Flowserve Corp.	43,266	2,488,660

REIT - 1.6%
Digital Realty Trust, Inc.	8,169	1,448,609

Retail - Discount - 1.9%
TJX Companies, Inc.	14,032	1,695,206

Semiconductors - 7.8%
Broadcom, Inc.	11,693	2,710,905
NVIDIA Corp.	32,526	4,367,917
		7,078,822

Steel - 2.3%
Howmet Aerospace, Inc.	19,305	2,111,388

Wireless Telecommunication Services - 3.0%
T-Mobile US, Inc.	12,410	2,739,259
TOTAL COMMON STOCKS (Cost $56,368,113)		86,864,761

SHORT-TERM INVESTMENTS - 4.2%	Shares	Value
Money Market Funds - 4.2%
Invesco STIT Treasury Portfolio - Class Institutional, 4.29% (b)	3,766,408	3,766,408
TOTAL SHORT-TERM INVESTMENTS (Cost $3,766,408)		3,766,408

TOTAL INVESTMENTS - 100.1% (Cost $60,134,521)		90,631,169
Liabilities in Excess of Other Assets - (0.1)%		(65,289)
TOTAL NET ASSETS - 100.0%		$90,565,880
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Chase Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$86,864,761	$–	$–	$86,864,761
Money Market Funds	3,766,408	–	–	3,766,408
Total Investments	$90,631,169	$–	$–	$90,631,169

Refer to the Schedule of Investments for further disaggregation of investment categories.